Annual Total Returns- Thrivent Municipal Bond Fund (Class S) [BarChart] - Class S - Thrivent Municipal Bond Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.86%	7.86%	(3.30%)	9.90%	3.36%	0.04%	4.70%	0.54%	7.32%	4.98%